Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
4. Investments
As of December 31, 2024, the Company had total investments of $3.5 million of money market accounts, treasury bills, and government agency bonds, with total amortized cost and fair value of $
3.5
 million. These investments are collateralized marketable securities as described in footnote 10. The Company did not have investments as of December 31, 2023.
As of December 31, 2024, the Company classified
available-for-sales
as short-term investments in the consolidated balance sheet because the maturity dates were less than one year from the date of the purchase.